Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 12,411	$ 21,869
Expensed during the period	8,193	6,390
Payments	(7,092)	(15,848)
Ending balance	13,512	12,411
Current	4,682
Long-term	8,830	6,520
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	5,409	6,950
Expensed during the period	5,755	5,223
Payments	(3,846)	(6,764)
Ending balance	7,318	5,409
Current	3,956
Long-term	3,362
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	4,521	11,407
Expensed during the period	1,583	398
Payments	(3,246)	(7,284)
Ending balance	2,858	4,521
Current	726
Long-term	2,132
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	2,481	3,512
Expensed during the period	855	769
Payments		(1,800)
Ending balance	3,336	$ 2,481
Long-term	$ 3,336